Schedule of Investments (unaudited) October 31, 2020	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Israel — 7.2%
Check Point Software Technologies Ltd.(a)	50,473	$5,731,714
CyberArk Software Ltd.(a)	35,490	3,518,833
Radware Ltd.(a)	36,723	826,268

		10,076,815

Japan — 4.5%
Digital Arts Inc.	9,700	683,844
Trend Micro Inc.	100,100	5,601,540

		6,285,384

Malaysia — 0.5%
My EG Services Bhd	1,965,600	648,104

South Korea — 0.2%
Ahnlab Inc.	5,824	322,843

Taiwan — 2.0%
Accton Technology Corp.	385,000	2,792,927

United Kingdom — 3.0%
Avast PLC(b)	587,132	3,601,464
Micro Focus International PLC(a)	217,035	605,872

		4,207,336

United States — 82.4%
A10 Networks Inc.(a)	59,605	401,738
Akamai Technologies Inc.(a)	56,934	5,415,562
Alarm.com Holdings Inc.(a)(c)	40,586	2,367,381
Booz Allen Hamilton Holding Corp.	70,006	5,495,471
CACI International Inc., Class A(a)	22,295	4,649,176
Calix Inc.(a)	45,318	1,060,894
Citrix Systems Inc.	40,514	4,589,021
Crowdstrike Holdings Inc., Class A(a)(c)	60,013	7,432,010
DocuSign Inc.(a)	40,362	8,163,214
Everbridge Inc.(a)(c)	31,435	3,290,930
FireEye Inc.(a)(c)	201,656	2,790,919
Fortinet Inc.(a)	40,135	4,429,700
Juniper Networks Inc.	227,773	4,491,684
ManTech International Corp./VA, Class A	25,025	1,623,622
Mimecast Ltd.(a)	52,111	1,991,161
NIC Inc.	59,885	1,342,622
NortonLifeLock Inc.	267,842	5,509,510
Okta Inc.(a)	31,218	6,550,473
Palo Alto Networks Inc.(a)	24,351	5,386,198

Security	Shares	Value

United States (continued)
Perspecta Inc.	127,491	$2,285,914
Ping Identity Holding Corp.(a)	23,933	662,705
Proofpoint Inc.(a)	51,574	4,937,695
Qualys Inc.(a)	30,595	2,687,771
Rapid7 Inc.(a)(c)	42,426	2,627,442
SailPoint Technologies Holding Inc.(a)	80,297	3,333,128
Science Applications International Corp.	51,597	3,940,463
Tenable Holdings Inc.(a)	48,321	1,648,229
Varonis Systems Inc.(a)	27,878	3,221,860
VMware Inc., Class A(a)	37,631	4,844,239
Zix Corp.(a)	55,328	339,161
Zscaler Inc.(a)(c)	56,755	7,704,491

		115,214,384

Total Common Stocks — 99.8% (Cost: $140,499,820)		139,547,793

Short-Term Investments

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	17,625,147	17,637,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	210,000	210,000

		17,847,485

Total Short-Term Investments — 12.7% (Cost: $17,848,955)		17,847,485

Total Investments in Securities — 112.5% (Cost: $158,348,775)		157,395,278

Other Assets, Less Liabilities — (12.5)%		(17,544,127)

Net Assets — 100.0%		$139,851,151

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Cybersecurity and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,762,535	$9,882,211	(a)	$—		$(5,627)	$(1,634)	$17,637,485	17,625,147	$11,182	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—		(40,000	)(a)	—	—	210,000	210,000	64		—

						$(5,627)	$(1,634)	$17,847,485		$11,246		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$139,547,793	$—	$—	$139,547,793
Money Market Funds	17,847,485	—	—	17,847,485

	$157,395,278	$—	$—	$157,395,278

2